Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Amendments to Principal Agreements (Details) € in Millions, $ in Millions	1 Months Ended		5 Months Ended	6 Months Ended
	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Principal Agreements [Line Items]
Assets held for sale or exchange | €				€ 286	€ 89
Regeneron Pharmaceuticals, Inc
Disclosure Of Principal Agreements [Line Items]
Assets held for sale or exchange | €				€ 226
Immuno Oncology Collaboration Agreement | Regeneron Pharmaceuticals, Inc
Disclosure Of Principal Agreements [Line Items]
Regular milestone payments		$ 100
Potential future milestone payments		$ 100
Potential future milestone payments, period		2 years
Immuno Oncology Collaboration Agreement | Regeneron Pharmaceuticals, Inc | Major collaboration agreement
Disclosure Of Principal Agreements [Line Items]
Upfront payments	$ 900
Royalty income, percentage	11.00%
Antibodies Collaboration Agreement | Regeneron Pharmaceuticals, Inc
Disclosure Of Principal Agreements [Line Items]
Percentage of profit share on counterparties profit		20.00%	10.00%
Percentage of cumulative development costs reimbursed				50.00%